Fair Value Disclosures	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures
All financial instruments of the Company are reflected in the accompanying Consolidated Balance Sheets at amounts which, in management's judgment, reasonably approximate their fair values, except those instruments listed below:

	December 31, 2013		December 31, 2012
	Carrying Amounts	Fair Value	Carrying Amounts	Fair Value

Mortgage and secured loans payable	$4,021,259	$4,179,640	$6,115,269	$6,161,656
Notes payable	339,851	371,393	384,087	395,280
Credit facility	1,620,179	1,620,179	—	—
Total debt obligations	$5,981,289	$6,171,212	$6,499,356	$6,556,936

Financing liabilities	$175,111	$175,111	$174,440	$174,440

The valuation methodology used to estimate the fair value of the Company's fixed and variable-rate indebtedness and financing liabilities is based on discounted cash flows, with assumptions that include credit spreads, loan amounts and debt maturities. Such fair value estimates are not necessarily indicative of the amounts that would be realized upon disposition.

As a basis for considering market participant assumptions in fair value measurements, a fair value hierarchy is included in U.S. GAAP that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs that are classified within Level 3 of the hierarchy).

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

At December 31, 2013 and 2012, the fair values of the Company’s marketable securities, valued based on quoted market prices, were classified within Level 1 of the fair value hierarchy. Conversely, at December 31, 2013 and 2012, the fair values of the Company’s mortgage and secured loans, notes payable, financing liabilities and interest rate caps, valued based on discounted cash flow or other similar methodologies were classified within Level 3 of the fair value hierarchy.